Related Party Transactions - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	9 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended		12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012 Tank PartnershipUnit	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Affiliated Entity [Member] Tank	Dec. 31, 2012 Teekay Corporation [Member]	Oct. 01, 2010 Interest Rate Swap [Member] Swap	Mar. 08, 2011 OPCO [Member]	Dec. 31, 2012 OPCO [Member]	Apr. 01, 2010 Falcon Spirit [Member]	Dec. 31, 2010 Falcon Spirit [Member]	Dec. 31, 2012 Falcon Spirit [Member]	Dec. 31, 2011 Falcon Spirit [Member]	Sep. 30, 2010 Rio das Ostras FPSO unit [Member]	Dec. 31, 2011 Rio das Ostras FPSO unit [Member]	Dec. 31, 2010 Rio das Ostras FPSO unit [Member]	Oct. 01, 2010 Rio das Ostras FPSO unit [Member]	Oct. 01, 2010 Amundsen Spirit [Member]	Dec. 31, 2010 Amundsen Spirit [Member]	Dec. 31, 2012 Amundsen Spirit [Member]	Dec. 31, 2011 Amundsen Spirit [Member]	Dec. 10, 2010 Nansen Spirit [Member]	Dec. 31, 2012 Nansen Spirit [Member]	Dec. 31, 2011 Nansen Spirit [Member]	Dec. 31, 2010 Nansen Spirit [Member]	Aug. 02, 2011 Peary Spirit [Member]	Oct. 01, 2011 Scott Spirit [Member]	Dec. 31, 2011 Scott Spirit [Member]	Dec. 31, 2012 Scott Spirit [Member]	Sep. 30, 2012 Scott Spirit [Member]	Dec. 31, 2010 Scott Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price										$ 44,100,000							$ 157,700,000	$ 128,000,000				$ 126,300,000				$ 134,500,000	$ 116,000,000
Fixed-rate time-charter contract period										7 years 6 months
Additional fixed-rate time-charter contract period										1 year 6 months
Entity acquired, Purchase price of equity interest										11,300,000
Debt converted to equity			36,905,000	31,470,000						11,200,000				163,000,000
Entity acquired, purchase price of loan due to Parent	93,300,000									32,800,000				93,800,000												96,800,000
General and administrative		74,399,000	71,506,000	61,192,000							300,000					5,400,000			200,000									200,000
Interest expense		392,000	316,000	4,199,000							400,000					2,200,000			300,000									300,000
Debt converted to equity																	12,400,000
Upgrade costs, which is reflected as a capital contribution														5,800,000	2,000,000
Equity contribution or distribution from net assets or liabilities retained by Parent																	100,000
Percentage of shares acquired in entity under common control			49.00%					49.00%										100.00%				100.00%
Purchase price financed through the issuance of new units																		17,000,000				16,400,000
Portion of Purchase price paid in cash			60,683,000	107,051,000				175,000,000			14,099,000							17,700,000	17,671,000			16,600,000			16,560,000	37,700,000	23,000,000	22,954,000
Excess purchase price over book value		2,794,000						258,300,000										31,200,000				4,400,000				32,200,000	35,600,000
Debt converted to equity																		32,700,000				31,500,000				36,900,000	34,500,000
Net liabilities assumed																		3,500,000									2,600,000
Fair value of interest rate swap							(57,100,000)											(25,900,000)									(34,600,000)
Realized and unrealized gains (losses) on non designated derivative instrument																			(5,600,000)									(12,200,000)
Net assets acquired																						28,600,000				5,500,000
Number of interest rate swaps							2
Distributions made by acquired entity to non-controlling interest before acquisition								15,000,000
Private placement, common units issued								7.6
General partner's interest								2.00%	2.00%
Percentage of ownership in acquired entity after acquisition								100.00%
Historical book value of interest in acquired entity								128,000,000
Purchase price subject to adjustment for up to an additional amount, based upon incremental shuttle tanker revenues																											12,000,000		12,000,000	5,900,000
Business Acquisition, Contingent Consideration, at Fair Value																											10,100,000	10,900,000
Due to affiliates		47,810,000	39,678,000																									5,700,000
Other Liabilities																												5,200,000
Outstanding liability due to affiliates																													5,700,000
Number of years following acquisition purchase price is subject to adjustment																											Two years
Acquired VOC Equipment Price		12,848,000
Excess purchase price over net carrying value		2,800,000
Number of conventional tankers					6
Number of shuttle tankers					2
Number of FSO units of partnership		2
Number of conventional tankers with joint venture		2
Percentage of interest in joint venture		50.00%
Early termination fee		89,075,000	94,751,000	81,105,000		14,700,000
Number of tankers in Discontinued operations		5
Due from affiliates		$ 29,682,000	$ 6,138,000